Organization and Description of Business (Details) - USD ($)			12 Months Ended
	May 23, 2023	Jul. 09, 2019	Dec. 31, 2024
Organization and Description of Business [Line Items]
Incorporated date			Sep. 17, 2012
Limited liability capital		$ 100,000
Hong Kong Takung [Member]
Organization and Description of Business [Line Items]
Purchase price	$ 1,500,000